CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (Loss) Income	$ (668,492)	$ 345,268	$ (149,813)	$ (316,222)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	144,275	65,910	118,175	35,739
Bad debts	34,389	30,292	28,546
Stock and warrants issued for services	387,683	215,100	317,171	18,500
Changes in operating assets and liabilities:
Accounts receivable	(690,551)	(216,446)	(77,015)	(247,905)
Inventory	(882,009)	(436,087)	(463,572)	(427,149)
Prepaid expenses and other current assets	(42,608)	318	(32,546)	15,667
Accounts payable and accrued expenses	87,473	(414,663)	(340,589)	436,363
Other current liabilities	84,933	28,692	7,768	(44,267)
Net cash used in operating activities	(1,544,907)	(381,616)	(591,875)	(529,274)
Cash Flows from Investing Activities:
Purchase of furniture and equipment	(21,491)	(8,514)		(8,329)
Proceeds from disposal of furniture and equipment				167
Recovery (issuance) of advances		(13,000)		29,587
Purchase brand identity and supplier exclusive agreement			(106,666)
Security deposits	(1,094)	(9,403)	(9,403)	(40)
Net cash used in investing activities	(22,585)	(30,917)	(116,069)	21,385
Cash Flows from Financing Activities:
Proceeds from sale of stock subscription to investors				1,000,600
Proceeds from sale of stock to others	2,069,500	587,844	844,500
Payments of stock issuance costs	(459,769)	(172,500)	(249,600)	(300,180)
Stock repurchased and cancelled				(75,000)
Net cash provided by financing activities	1,609,731	415,344	594,900	625,420
Increase in cash	42,239	2,811	(113,044)	117,531
Cash, Beginning of Period	146,405	259,449	259,449	141,918
Cash, End of Period	188,644	262,260	146,405	259,449
Supplemental Information:
Cash paid for interest				42
Cash paid for taxes
Investing and Financing Non-Cash Transactions:
Shares issued for prepaid IR serivces		70,000
Issuance of common stock through stock subscription receivable	$ 1,000,000